SHORT-TERM AND LONG-TERM DEBT - Summary of Short and Long-term Debt (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Apr. 20, 2018	Dec. 31, 2016
Short-term Debt [Line Items]
Total short-term debt	$ 398	$ 1,856		$ 1,256
Debt Instrument [Line Items]
Total long-term debt	4,408	552
Total short-term and long-term debt	$ 4,806	2,408		1,605
Senior Notes | Senior Notes (5.00%, due 2048)
Debt Instrument [Line Items]
Debt instrument, stated percentage	5.00%		5.00%
Total long-term debt	$ 1,480	0
Senior Notes | Senior Notes (4.35%, due 2028)
Debt Instrument [Line Items]
Debt instrument, stated percentage	4.35%		4.35%
Total long-term debt	$ 1,486	0
Senior Notes | Senior Notes (3.90%, due 2023)
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.90%		3.90%
Total long-term debt	$ 793	0
Term loan
Debt Instrument [Line Items]
Total long-term debt	$ 300	$ 0
Term loan | 3-Month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.125%
Senior Debentures
Debt Instrument [Line Items]
Debt instrument, stated percentage	7.00%	7.00%
Total long-term debt	$ 349	$ 349		349
Mortgage | AXA Equitable non-recourse mortgage debt (with interest rates of 4.1%)
Debt Instrument [Line Items]
Debt instrument, stated percentage	4.10%	4.10%
Total long-term debt	$ 0	$ 82		0
Mortgage | AXA Equitable non-recourse mortgage debt (with interest rates of 3.9%)
Debt Instrument [Line Items]
Debt instrument, stated percentage	3.90%	3.90%
Total long-term debt	$ 0	$ 121		$ 0
Commercial paper | AB commercial paper (with interest rates of 2.0% and 1.6%)
Short-term Debt [Line Items]
Commercial paper, interest rate	2.20%	1.60%		0.90%
Total short-term debt	$ 398	$ 491		$ 513
Commercial paper | AXA Financial commercial paper (with interest rates of 0% and 1.6%)
Short-term Debt [Line Items]
Commercial paper, interest rate	0.00%	1.60%		1.50%
Total short-term debt	$ 0	$ 1,290		$ 743
Revolving credit facility
Short-term Debt [Line Items]
Interest rate	2.40%	2.40%
Total short-term debt	$ 0	$ 75		$ 0